Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable		$ 10,491,664
Less: allowance for doubtful accounts
Accounts receivable, net		$ 10,491,664